Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2021 and 2020, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,118,772	$—	$2,118,772
U.S. states, territories and municipalities	—	12,878	95,181	108,059
Non-U.S. sovereign government, supranational and government related	—	2,181,127	—	2,181,127
Corporate bonds	—	5,441,908	—	5,441,908
Asset-backed securities	—	—	16,764	16,764
Residential mortgage-backed securities	—	4,204,644	—	4,204,644
Fixed maturities	$—	$13,959,329	$111,945	$14,071,274
Short-term investments	$—	$205,146	$—	$205,146
Equities
Real estate	$97,854	$—	$2,097	$99,951
Consumer non-cyclical	343	—	10,081	10,424
Consumer cyclical	7,341	—	1,394	8,735
Diversified	4	—	7,468	7,472
Energy	1,112	—	2,368	3,480
Industrials	137	—	220	357
Finance	—	—	128	128
Insurance	—	18	—	18
Mutual funds	—	—	1,621,019	1,621,019
Equities	$106,791	$18	$1,644,775	$1,751,584
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$8,841	$—	$8,841
Total return swaps	—	—	153	153
Insurance-linked securities	—	—	5,663	5,663
Other	—	—	3,059	3,059
Other
Corporate loans (1)	—	—	1,469,776	1,469,776
Notes and loans receivable and notes securitization	—	—	6,575	6,575
Private equities	—	—	1,280,731	1,280,731
Derivative liabilities
Foreign exchange forward contracts	—	(6,657)	—	(6,657)
Total return swaps	—	—	(1,079)	(1,079)
Interest rate swaps	—	(10,489)	—	(10,489)
Other invested assets	$—	$(8,305)	$2,764,878	$2,756,573
Total	$106,791	$14,156,188	$4,521,598	$18,784,577

(1)Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.0 billion and $0.9 billion at December 31, 2021 and 2020, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.5 billion and $0.4 billion of other privately issued corporate loans at December 31, 2021 and 2020 respectively.

December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,409,540	$—	$2,409,540
U.S. states, territories and municipalities	—	17,491	120,477	137,968
Non-U.S. sovereign government, supranational and government related	—	2,180,762	—	2,180,762
Corporate bonds	—	3,325,324	16,530	3,341,854
Asset-backed securities	—	—	17,528	17,528
Residential mortgage-backed securities	—	4,698,728	—	4,698,728
Fixed maturities	$—	$12,631,845	$154,535	$12,786,380
Short-term investments	$—	$416,350	$—	$416,350
Equities
Energy	$—	$—	$34,448	$34,448
Consumer cyclical	13,312	—	475	13,787
Consumer non-cyclical	—	—	6,886	6,886
Insurance	—	117	4,000	4,117
Finance	3,508	—	138	3,646
Real estate	—	—	2,338	2,338
Industrials	—	—	39	39
Diversified	2	—	3,098	3,100
Mutual funds	—	—	1,428,080	1,428,080
Equities	$16,822	$117	$1,479,502	$1,496,441
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$7,309	$—	$7,309
Total return swaps	—	—	797	797
Insurance-linked securities	—	—	3,074	3,074
Other	—	—	419	419
Other
Corporate loans (1)	—	—	1,326,143	1,326,143
Notes and loans receivable and notes securitization	—	—	7,121	7,121
Private equities	—	—	756,731	756,731
Derivative liabilities
Foreign exchange forward contracts	—	(10,698)	—	(10,698)
Total return swaps	—	—	(3,152)	(3,152)
Interest rate swaps	—	(17,509)	—	(17,509)
Insurance-linked securities	—	—	(2,000)	(2,000)
Other invested assets	$—	$(20,898)	$2,089,133	$2,068,235
Total	$16,822	$13,027,414	$3,723,170	$16,767,406

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2021 and 2020, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2021	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers out of Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$120,477	$(7,330)	$—	$(17,966)	$—	$95,181	$(8,818)
Asset-backed securities	17,528	—	—	(764)	—	16,764	—
Corporate bonds	16,530	165	—	(16,695)	—	—	—
Fixed maturities	$154,535	$(7,165)	$—	$(35,425)	$—	$111,945	$(8,818)
Equities
Energy	$34,448	$54,509	$6	$(86,595)	$—	$2,368	$1,326
Consumer non-cyclical	6,886	7,557	—	—	(4,362)	10,081	4,522
Insurance	4,000	—	—	(4,000)	—	—	—
Real estate	2,338	(241)	—	—	—	2,097	(241)
Consumer cyclical	475	(916)	1,835	—	—	1,394	(916)
Finance	138	(10)	—	—	—	128	(10)
Industrials	39	245	309	(334)	(39)	220	99
Diversified	3,098	1,901	2,469	—	—	7,468	1,901
Mutual funds	1,428,080	212,723	60,845	(80,629)	—	1,621,019	195,927
Equities	$1,479,502	$275,768	$65,464	$(171,558)	$(4,401)	$1,644,775	$202,608
Other invested assets
Derivatives, net	$(862)	$5,718	$3,059	$(119)	$—	$7,796	$4,018
Corporate loans	1,326,143	(10,668)	796,236	(641,935)	—	1,469,776	(6,432)
Notes and loan receivables and notes securitization	7,121	(71)	21	(496)	—	6,575	(6,895)
Private equities	756,731	291,160	587,956	(355,116)	—	1,280,731	182,171
Other invested assets	$2,089,133	$286,139	$1,387,272	$(997,666)	$—	$2,764,878	$172,862
Total	$3,723,170	$554,742	$1,452,736	$(1,204,649)	$(4,401)	$4,521,598	$366,652

(1)Includes sales of Fixed maturities, Equities and Other invested assets of $17 million, $172 million and $738 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $404 million and private equities of $334 million.
During the year ended December 31, 2021, two equity securities valued at $4 million were transferred from Level 3 to Level 1 due to the availability of quoted prices in active markets.

For the year ended December 31, 2020	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$143,427	$(5,785)	$—	$(17,165)	$—	$120,477	$(5,780)
Asset-backed securities	18,228	—	—	(700)	—	17,528	—
Corporate	18,687	(128)	—	(2,029)	—	16,530	(128)
Fixed maturities	$180,342	$(5,913)	$—	$(19,894)	$—	$154,535	$(5,908)
Equities
Energy	$—	$3,419	$31,128	$(99)	$—	$34,448	$3,320
Consumer non-cyclical	—	(3,168)	5,560	—	4,494	6,886	278
Insurance	9,403	(5,403)	—	—	—	4,000	4,000
Real estate	2,385	(416)	369	—	—	2,338	(416)
Consumer cyclical	—	—	475	—	—	475	—
Finance	126	12	—	—	—	138	12
Industrials	—	(491)	530	—	—	39	(491)
Diversified	—	(706)	3,804	—	—	3,098	(706)
Mutual funds	1,199,847	206,654	47,391	(25,812)	—	1,428,080	198,911
Equities	$1,211,761	$199,901	$89,257	$(25,911)	$4,494	$1,479,502	$204,908
Other invested assets
Derivatives, net	$(2,657)	$(8,217)	$5,008	$5,004	$—	$(862)	$(5,085)
Corporate loans	1,879,105	(10,980)	555,780	(1,097,762)	—	1,326,143	31,980
Notes and loan receivables and notes securitization	3,085	124	4,448	(536)	—	7,121	(979)
Private equities	533,744	105,627	260,096	(140,074)	(2,662)	756,731	93,903
Other invested assets	$2,413,277	$86,554	$825,332	$(1,233,368)	$(2,662)	$2,089,133	$119,819
Total	$3,805,380	$280,542	$914,589	$(1,279,173)	$1,832	$3,723,170	$318,819

(1)Settlements and sales of Equities and Other invested assets included sales of $26 million and $1.1 billion, respectively. Sales of Other invested assets of $1.1 billion included sales of corporate loans of $981 million and private equities of $137 million.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2021 and 2020 were as follows (fair value in thousands of U.S. dollars):

December 31, 2021	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$95,181	Discounted cash flow	Credit spreads	2.5% – 254.5% (14.3%)
Other invested assets
Total return swaps, net	(926)	Discounted cash flow	Credit spreads	2.4% – 41.3% (36.5%)
Insurance-linked securities – longevity swaps	5,663	Discounted cash flow	Credit spreads	1.7% (1.7%)
Notes and loans receivables	1,791	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	403	Discounted cash flow	Credit spreads	2.5% (2.5%)
Private equity - other	8,832	Discounted cash flow	Effective yield	3.5% (3.5%)
Private equity - funds	38,185	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	(2.5)% ((2.5)%)

December 31, 2020	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$120,477	Discounted cash flow	Credit spreads	2.5% – 283.2% (14.8%)
Asset backed securities	17,528	Discounted cash flow	Credit spreads	4.7% (4.7%)
Other invested assets
Total return swaps, net	(2,355)	Discounted cash flow	Credit spreads	2.7% – 36.7% (29.8%)
Insurance-linked securities – longevity swaps	3,074	Discounted cash flow	Credit spreads	1.8% (1.8%)
Notes and loans receivables	6,446	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	675	Discounted cash flow	Credit spreads	2.5% (2.5%)
Private equity – other	30,067	Discounted cash flow	Effective yield	3.9% (3.9%)
Private equity – funds	188,533	Lag reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	15.7% – 16.0% (15.9%)

(1)Unobservable inputs were weighted by the relative fair value of the instruments.

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	2021	2020	2019
Fixed maturities and short-term investments	$(558,466)	$219,946	$190,343
Equities	198,780	167,456	403,011
Other invested assets	184,209	63,669	50,857
Total	$(175,477)	$451,071	$644,211